5a. Stockholders Equity	12 Months Ended
Sep. 30, 2011
Stockholders' equity
5a. Stockholders Equity

Preferred Stock—5,000,000 shares authorized, none issued or outstanding.

Common Stock—The Company is authorized to issue an aggregate of 50,000,000 shares of common stock with $0.00001 par value. In July 2010, the Company sold 4,900,000 shares of common stock at $0.001 per share in a private placement. In September 2010, the Company completed a second private placement of 1,012,500 shares of common stock at $0.40 per share. Net proceeds from the private placements were used for general corporate purposes, including capital expenditures.

In February and March 2011, the Company sold 1,500,000 units at a price of $1.00 per unit to private investors. Each unit consisted of one share of common stock and one Series C warrant. Each Series C warrant allows the holder to purchase one share of Company common stock at a price of $2.00 per share at any time prior to February 28, 2016. The Company also issued the placement agent Series D warrants for the purchase of up to 150,000 shares of common stock at a price of $1.20 per share at any time prior to February 28, 2016.

On July 1, 2011, the Company entered into a twelve month investor relations consulting agreement, whereby the Company will pay cash of $7,500 and grant restricted stock valued at $5,000 monthly for consulting services. During 2011, the Company issued 15,000 shares of restricted stock for consulting services under the agreement.

As of September 30, 2011, 7,865,822 common shares were outstanding.

Warrants—The following table summarizes certain information regarding outstanding warrants as of September 30, 2011 and September 30, 2010:

				Exercise	Warrants Outstanding
Series	Issuance Date	Expiration Date		Price	2011	2010
A	December 1, 2010	October 31, 2014		$4.00	1,700,000	1,700,000
B	December 1, 2010	October 31, 2014		$1.20	340,000	340,000
B	December 1, 2010	October 31, 2014		$4.00	170,000	170,000
B	December 1, 2010	March 31, 2011	(1)	$0.10	-	453,322
C	February 28, 2011	February 28, 2016		$2.00	1,500,000	-
D	February 28, 2011	February 28, 2016		$1.20	150,000	-

(1) Exercised in March 2011